ACQUISITIONS AND DISPOSITIONS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Dispositions
Consideration from sale of business	$ 13.0
Gain on sale of investment	13.0
Mobotec equipment design and build business
Dispositions
Sales of disposed operation		27
Vehicle Care division
Dispositions
Sales of disposed operation				65
Consideration from sale of business			116.9
Gain on sale of business, before tax			$ 76.3